Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities:
Net income	$ 40,394	$ 80,303	$ 129,902
Adjustments to reconcile net income to net cash provided by operating activities, net of effects of businesses acquired:
Depreciation and amortization	216,448	213,056	191,473
Non-cash impairments	5,137	44,399	5,471
Amortization of debt discount and issuance costs	24,773	20,451	19,955
Share-based compensation expense	34,442	28,288	23,760
Excess tax benefits from share-based compensation	0	(782)	(3,328)
Deferred income taxes	60,176	(63,981)	(32,280)
Loss on early redemption of debt	0	0	7,564
Loss (gain) on marketable securities	1,055	(1,360)	6,039
Reversals of contingent consideration	(3,269)	(6,501)	(5,225)
Other items, net including fair value changes in derivatives	(4,521)	19,435	2,609
Net changes in operating assets and liabilities:
Accounts receivable	(34,165)	(12,238)	(24,764)
Inventories	(21,633)	(20,346)	(33,194)
Prepaid expenses and other current assets	(5,245)	6,640	52,315
Other long-term assets	(16,786)	3,549	2,730
Accounts payable	4,321	(1,466)	7,732
Accrued and other current liabilities	2,828	10,618	(25,570)
Income taxes	(41,266)	13,483	(4,242)
Other long-term liabilities	24,090	8,054	(3,450)
Net cash provided by operating activities	286,779	341,602	317,497
Cash flows from investing activities:
Purchases of property, plant and equipment	(90,081)	(74,536)	(97,778)
Proceeds from sale of equipment	42	63	103
Purchases of intangible assets	(34,324)	(19,388)	(19,703)
Purchases of investments	(4,777)	(23,448)	(6,053)
Cash paid for acquisitions, net of cash acquired	(50,549)	(90,490)	(66,930)
Purchases of short-term investments	(450,564)	(496,304)	(317,570)
Proceeds from sales of short-term investments	189,006	533,847	367,714
Cash paid for collateral asset	(20,707)	(1,200)	0
Other investing activities	(2,310)	(7,600)	(5,983)
Net cash used in investing activities	(464,264)	(179,056)	(146,200)
Cash flows from financing activities:
Proceeds from long-term debt, net of issuance costs	329,875	0	0
Proceeds from issuance of cash convertible notes, net of issuance costs	394,391	0	(86)
Purchase of call option related to cash convertible notes	(73,646)	0	0
Proceeds from issuance of warrants, net of issuance costs	45,396	0	0
Capital repayment	(243,945)	0	0
Repayment of long-term debt	0	(6,738)	(251,868)
Principal payments on capital leases	(1,402)	(1,322)	(1,079)
Excess tax benefits from share-based compensation	0	782	3,328
Proceeds from issuance of common shares	6,075	6,269	10,316
Purchase of treasury shares	(60,970)	0	(20,818)
Other financing activities	(8,587)	(9,595)	1,594
Net cash provided by (used in) financing activities	387,187	(10,604)	(258,613)
Effect of exchange rate changes on cash and cash equivalents	8,832	(2,773)	(15,340)
Net increase (decrease) in cash and cash equivalents	218,534	149,169	(102,656)
Cash and cash equivalents, beginning of period	439,180	290,011	392,667
Cash and cash equivalents, end of period	657,714	439,180	290,011
Supplemental cash flow disclosures:
Cash paid for interest	20,252	18,227	20,799
Cash paid for income taxes	40,499	22,670	34,441
Supplemental disclosure of non-cash investing and financing activities:
Equipment purchased through capital lease	88	113	231
Intangible assets acquired in non-monetary exchange	$ 0	$ 0	$ 5,900